OPERATING LEASE (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	93.00%	89.00%	89.00%
[custom:WeightedAverageRemainingContractualLifeOfLease]	3 years 11 months 19 days	10 years 6 months 18 days	11 years 4 months 13 days